Fair Values of Pension Plan Assets by Asset Class (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	$ 2,700,050	$ 2,798,417
Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	92,718	112,080
Equity securities | US Based Companies
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	336,676	376,946
Equity securities | Non US Based Companies
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	245,460	288,161
Fixed income securities | Corporate Bond Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	188,859	120,136
Fixed income securities | Government issued securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	120,103	137,618
Mutual funds | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	337,374	220,312
Mutual funds | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	222,147	138,314
Common/Collective trusts | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	661,622	766,847
Common/Collective trusts | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	392,398	513,365
Limited Partnership
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	126,837	128,470
Miscellaneous
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	(24,144)	(3,832)
Quoted Prices In Active Markets (Level 1)
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	1,353,192	1,158,678
Quoted Prices In Active Markets (Level 1) | Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	92,718	58,511
Quoted Prices In Active Markets (Level 1) | Equity securities | US Based Companies
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	336,676	376,946
Quoted Prices In Active Markets (Level 1) | Equity securities | Non US Based Companies
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	245,460	288,161
Quoted Prices In Active Markets (Level 1) | Fixed income securities | Corporate Bond Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	58,038
Quoted Prices In Active Markets (Level 1) | Fixed income securities | Government issued securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	64,681	79,536
Quoted Prices In Active Markets (Level 1) | Mutual funds | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	336,747	219,816
Quoted Prices In Active Markets (Level 1) | Mutual funds | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	218,208	135,620
Quoted Prices In Active Markets (Level 1) | Common/Collective trusts | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets
Quoted Prices In Active Markets (Level 1) | Common/Collective trusts | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets
Quoted Prices In Active Markets (Level 1) | Limited Partnership
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets
Quoted Prices In Active Markets (Level 1) | Miscellaneous
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	664	88
Significant Other Observable Inputs (Level 2)
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	1,346,858	1,639,739
Significant Other Observable Inputs (Level 2) | Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets		53,569
Significant Other Observable Inputs (Level 2) | Equity securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets
Significant Other Observable Inputs (Level 2) | Equity securities | US Based Companies
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets
Significant Other Observable Inputs (Level 2) | Equity securities | Non US Based Companies
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets
Significant Other Observable Inputs (Level 2) | Fixed income securities | Corporate Bond Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	130,821	120,136
Significant Other Observable Inputs (Level 2) | Fixed income securities | Government issued securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	55,422	58,082
Significant Other Observable Inputs (Level 2) | Mutual funds | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	627	496
Significant Other Observable Inputs (Level 2) | Mutual funds | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	3,939	2,694
Significant Other Observable Inputs (Level 2) | Common/Collective trusts | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	661,622	766,847
Significant Other Observable Inputs (Level 2) | Common/Collective trusts | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	392,398	513,365
Significant Other Observable Inputs (Level 2) | Limited Partnership
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	126,837	128,470
Significant Other Observable Inputs (Level 2) | Miscellaneous
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	$ (24,808)	$ (3,920)